Note 19 - Nature and Extent of Risks Arising from Financial Instruments (Details Textual) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Interest rate swap contract [member]
Statement Line Items [Line Items]
Financial assets qualified for hedge accounting	$ 20,800	$ 0
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	99.00%